As filed with the Securities and Exchange Commission on Janaury 10, 2001

                                              File Nos.  333-72186 and 811-10563

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.__1____                         [X]

                  Post-Effective Amendment No.______                         [ ]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No.___1____                                      [X]


                                 QUINTARA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                157 Hagar Avenue
                           Piedmont, California 94611
               (Address of Principal Executive Offices) (Zip Code)

                                 (510) 652-2724
              (Registrant's Telephone Number, Including Area Code)

                                Matthew L. Sadler
                                157 Hagar Avenue
                           Piedmont, California 94611
                     (Name and Address of Agent for Service)

                                   Copies to:

         Carol A. Gehl, Esq.                       Michael Zielinski, Esq.
        Godfrey & Kahn, S.C.                   U.S. Bancorp Fund Services, LLC
       780 North Water Street                615 East Michigan Street, 2nd Floor
     Milwaukee, Wisconsin 53202                   Milwaukee, Wisconsin 53202



 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

     It is proposed that this filing will become effective (check appropriate box):

[    ] immediately upon filing pursuant to paragraph (b).
[    ] on (date) pursuant to paragraph (b).
[    ] 60 days after filing pursuant to paragraph (a)(1).
[    ] on (date) pursuant to paragraph (a)(1).
[    ] 75 days after filing pursuant to paragraph (a)(2).
[    ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[    ] This  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


                                   Subject to Completion, Dated January 10, 2002

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.




                                     [LOGO]

                         Quintara Small Cap Growth Fund
                          Quintara Small Cap Value Fund
                         Each a series of Quintara Funds



                               Investment Adviser
                           Quintara Capital Management




                                   Prospectus
                                __________, 2002



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                Table of Contents


Overview.......................................................................1

Principal Investment Objectives of the Funds...................................1

Principal Investment Strategies of the Funds...................................1

Principal Investment Risks of the Funds........................................3

Performance of the Funds.......................................................4

Fees and Expenses of the Funds.................................................4

How the Funds Invest...........................................................5

Management of the Funds........................................................8

Valuation of Fund Shares......................................................13

Buying Shares.................................................................14

Selling (Redeeming) Shares....................................................15

Distribution of Fund Shares...................................................18

Service Providers.............................................................19

Distribution and Taxes........................................................19

Financial Highlights..........................................................20


Overview
This combined Prospectus discusses each of the series (each, a "Fund" and collectively, the "Funds") of Quintara Funds (the "Trust"), an open-end management investment company. Each Fund is a no-load, non-diversified investment company with separate investment objectives and strategies. Each Fund pursues an investment objective of long-term capital growth, but achieves its investment objective by pursuing different investment strategies. The Funds' investment objectives are fundamental, which means that they cannot be changed without the approval of the Funds' shareholders. The investment strategies employed by the Funds to achieve their investment objectives, however, are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust without shareholder approval.

Principal Investment Objectives of the Funds
The investment objective of both the Quintara Small Cap Growth Fund ("Small Cap Growth Fund") and the Quintara Small Cap Value Fund ("Small Cap Value Fund") is long-term capital appreciation.

Principal Investment Strategies of the Funds
Under normal market conditions, the Small Cap Growth Fund seeks to meet its investment objective by investing primarily in equity securities selected for their growth potential. The Funds' investment adviser, Quintara Capital Management (the "Adviser") or sub-adviser selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions.

Under normal market conditions, the Small Cap Value Fund seeks to meet its investment objective by investing primarily in equity securities selected according to a value style investment strategy. The Adviser (or sub-adviser) selects the securities of "value" companies by comparing a company's market value to the market value of other companies in the same sector or industry, and, based on the company's fundamentals, determining whether a company is "under-valued" relative to its potential for growth.

Each Fund primarily invests in common and preferred stock of companies with small market capitalization and will typically concentrate such investments within one industry or sector or among a broad range of industries or sectors. The Funds consider small capitalization companies to be U.S. companies with a market capitalization within the range of those companies included in the Russell 2000(R) Index at the time of purchase.

The Adviser believes that it is possible to enhance shareholder value by using one or more sub-advisory firms, rather than a single firm, to manage various portions of the assets of each of the Funds. This "multi-manager approach" is designed to reduce the management risk inherent in individual security selection by combining the skills of sub-advisers with complementary investment approaches. For more information, see "How the Funds Invest" on page _ of the Prospectus.

Principal Investment Risks of the Funds
Mutual funds pool shareholders' money and, using professional investment managers, invest it in securities. You should be aware that you may lose money by investing in the Funds. The principal risks of investing in each Fund are discussed below.

o    Investment in Common Stocks
     Each Fund invests in common stocks that are susceptible to general stock market fluctuations and decreases in value as market confidence in, and perceptions of, their issuers change. A focus on certain types of stocks (such as small cap) and style of investing (such as value or growth) subjects a Fund to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

o    Manager Risks
     Manager risk is the risk that the Adviser or one of a Fund's sub-advisers will do a poor job of selecting securities and thus fail to meet a Fund's investment objectives.

o    Small Capitalization Risks

     The Funds seek to take advantage of attractive investment opportunities of start-up companies or companies with small market capitalization. Such companies are subject to certain risks, such as narrower markets, fewer products or services to offer and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund's assets.

o    Liquidity Risks
     The securities of many of the companies with small size capitalizations may have less "float" (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that a Fund would like to sell the security. If that happens, a Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund performance.

o    Foreign Securities Risks
     Each Fund may invest in foreign securities through American Depositary Receipts ("ADRs"). Investments in these types of securities involve certain inherent risks common to investments in foreign securities. Foreign securities may be subject to heightened political and economic risks, particularly in countries with unstable governments, immature economic structures, different legal systems, economies based on few industries, and national policies restricting investments by foreigners. Foreign issuers may not be subject to the same uniform accounting, auditing, or financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

o    Portfolio Turnover Risks
     The Funds may experience higher than average portfolio turnover that may cause increased brokerage commission costs. A high turnover rate exposes you to a higher current realization of capital gains, and thus a higher current tax liability, than may be associated with investments in other investment companies that have lower turnover rates.

o    Sector/Industry Concentration Risks

     Each Fund will concentrate its investments within one industry or sector or among a broad range of industries or sectors from time to time. To the extent that a Fund focuses on one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a more broadly diversified fund. For example, to the extent that a Fund concentrates in the technology sector, it will be subject to the risks of that sector, including competitive pressures of technology companies from new market entrances and technological obsolescence, as well as increased research and development costs and potential for greater governmental regulation. Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors. The Adviser's or sub-adviser's judgment about which sectors or industries offer the greatest potential for long-term financial reward will change over time, and each Fund may concentrate its investments in any number of different sectors or industries.

o    Non-Diversification Risks

     Each Fund is non-diversified, which means that more of a Fund's assets may be invested in the securities of a single issuer than a diversified mutual fund. This may make the value of a Fund's shares more susceptible to certain risks than shares of a diversified mutual fund, such as a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance of the Funds

Because the Funds did not commence operations until the date of this Prospectus, there is no performance information available for the Funds at this time.

Fees and Expenses of the Funds
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The Total Annual Fund Operating Expenses are based, in part, on estimated expenses.

----------------------------------------------------------------- ---------------- -----------------
Shareholder Fees (fees paid directly from your investment)        Small Cap Growth Small Cap Value
                                                                        Fund             Fund
----------------------------------------------------------------- ---------------- -----------------
      Maximum Sales Charge (Load) on Purchases                          None             None
      Maximum Deferred Sales Charge (Load) on Redemptions               None             None

      Maximum Sales Charge (Load) Imposed on Reinvested Dividends       None             None

      Redemption Fee (as a percentage of amount redeemed) (1)           1.00%            1.00%

      Exchange Fee(2)                                                   None             None

----------------------------------------------------------------- ---------------- -----------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------

      Management Fees(3)                                      1.75%        1.75%

-------------------------------------------------------

      Distribution and/or Service (12b-1) Fees                0.25%        0.25%

-------------------------------------------------------

      Other Expenses(4)                                       1.12%        1.00%

-------------------------------------------------------

      Total Annual Fund Operating Expenses(5)                 3.12%        3.07%

------------------------------------------------------- ------------- ----------

(1) Each Fund charges a fee of 1.00% on redemptions of shares held for less than 90 days. The Funds' transfer agent charges a fee of $15 for outgoing wire transfers.

(2) You will be charged a $5.00 fee for each exchange made via telephone.

(3) Management fees consist of the management fee paid to the Adviser and the fees paid to the sub-advisers of the Funds. The management fee paid to the Adviser is computed at the annual rate of 0.50% of the average net assets of each Fund and is subject to increase or decrease by as much as 0.10% based upon the investment performance of a Fund in relation to the performance of its benchmark index. The fees paid to the sub-advisers are computed at the annual rate of 1.075% of the average net assets of the portion of a Fund's assets managed by the applicable sub-adviser and is subject to increase or decrease by as much as 0.075% based upon the investment performance of the sub-adviser's portion of a Fund in relation to the performance of the Fund's benchmark index. Please see "Management of the Funds--Investment Adviser" and "Management of the Funds--Sub-Advisers and Portfolio Managers" for more information.

(4) These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimates for the current fiscal year.

(5)The Adviser has voluntarily agreed to waive all or a portion of its management fee and/or reimburse expenses to limit the Total Annual Operating Expenses for shares of each Fund to 2.25%. The Adviser may choose to terminate these waivers or revise the limits on Total Annual Operating Expenses at any time.

Example
The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that:

     1. You invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares of such Fund at the end of those periods,
     2.   You reinvested all dividends and capital gain distributions,
     3.   Your investment has a 5% return each year, and
     4.   The applicable Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      ---------------------------------------- ----------- --------------
      Fund                                       1 Year       3 Years
      ----                                       ------       -------
      ---------------------------------------- ----------- --------------
      Small Cap Growth Fund                       $315         $963
      Small Cap Value Fund                        $303         $927
      ---------------------------------------- ----------- --------------

How the Funds Invest

Each of the Funds employs separate strategies to reach their common investment objective of long-term capital appreciation. The Funds' investment objectives are fundamental, which means that they cannot be changed without shareholder approval. The investment strategies, however, are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust without shareholder approval. Currently, the Funds principally invest in a wide variety of securities of small capitalization companies consistent with each Fund's investment strategies as described below. In addition, the Funds are managed by sub-advisers according to the guidelines established below and in this Prospectus generally, as well as in the Funds' statement of additional information.

The Funds are expected to have higher than average portfolio turnover rates. High rates of portfolio turnover entail certain costs that may have the effect of reducing the Funds' overall performance. The Adviser believes, however, that while the additional turnover increases transaction costs, the process of eliminating the weakest securities will enhance the overall performance of the Funds. Also, portfolio turnover may expose shareholders to a higher current realization of capital gains, which could cause you to pay higher taxes.

Quintara Small Cap Growth Fund

Under normal market conditions, the Small Cap Growth Fund will attempt to achieve its investment objective of long-term capital appreciation by investing at least 80% of its net assets (plus amounts borrowed for investment purposes) in the securities of small capitalization companies. If the Small Cap Growth Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Small Cap Growth Fund considers small capitalization companies to be U.S. companies with a market capitalization within the range of those companies included in the Russell 2000 Growth(R) Index at the time of purchase. As of the date of this Prospectus, the average market capitalization of companies included in the Russell 2000 Growth(R) Index was approximately $530 million and the median market capitalization was approximately $410 million. The Small Growth Fund's investment in equity securities may include common and preferred stocks. The Small Cap Growth Fund may also invest up to 15% of its assets in American
Depositary Receipts ("ADRs"). ADRs are equity securities traded on U.S. exchanges, including NASDAQ, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

Under the general supervision of the Adviser, each sub-adviser selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company's industry or the market, and in light of certain characteristics of a company, such as:

o   Price/earnings ratio;            o    Experienced management;
o   Strong balance sheet;            o    Leadership positions in their
o   A consistent history of               markets; and
    earnings stability and           o    Proprietary products, processes
    growth;                               and/or services.

Generally, the types of growth companies in which the Small Cap Growth Fund intends to invest are those that the sub-advisers believe:

o    are financially sound;
o    are, or are likely to become, leaders in their respective industries; or
o have, or will likely develop, a historical record of consistent growth and stability of earnings.

These factors are not limiting factors in the selection of securities for the Small Cap Growth Fund. From time to time, the Small Cap Growth Fund may have a significant portion of its assets in one or more market sectors or industries.

Quintara Small Cap Value Fund

Under normal market conditions, the Small Cap Value Fund will attempt to achieve its investment objective of long-term capital appreciation by investing at least 80% of its net assets (plus amounts borrowed for investment purposes) in the securities of small capitalization companies. If the Small Cap Value Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Small Cap Value Fund considers small capitalization companies to be U.S. companies with a market capitalization within the range of those companies included in the Russell 2000 Value(R) Index at the time of purchase. As of the latest reconstitution, the average market capitalization of companies included in the Russell 2000 Value(R) Index was approximately $530 million and the median market capitalization was approximately $410 million. The Small Value Fund's investment in equity securities may include common and preferred stocks. The Small Cap Value Fund may also invest up to 15% of its assets in ADRs. ADRs are equity securities traded on U.S. exchanges, including NASDAQ, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

Under the general supervision of the Adviser, each sub-adviser selects stocks according to a "value style" investment strategy. The market value of a "value stock" is likely to be lower than the price of securities of other companies in its industry or market sector. The determination of whether a security of a particular company is a "value stock" is based upon a comparison of the security's current market price to the company's fundamentals, such as:

o  Price/earnings ratio;            o   Assets to liabilities ratio;
o  Dividend yield;                  o   Management ownership; and
o  Book value;                      o   Average daily trading volume.

In assessing value, the sub-adviser(s) may also consider earnings and dividend growth prospects, product positioning or market share, and risk and volatility of an industry. From time to time, the Small Cap Value Fund may have a significant portion of its assets in one or more market sectors or industries.

The Multi-Manager Approach
The Adviser uses one or more sub-advisory firms, rather than a single firm, to manage various portions of the assets of each of the Funds. This "multi-manager approach" is designed to reduce the management risk inherent in individual security selection by combining the skills of sub-advisers with complementary investment approaches. The Adviser selects sub-advisers based upon the Adviser's evaluation of a sub-adviser's expertise and performance in managing the appropriate asset class--small capitalization companies.

In addition, the Funds are designed to allow a sub-adviser to manage a portfolio with fewer securities than typically held in many traditional mutual funds. This strategy allows the sub-advisers to place greater emphasis on those securities in which they have the most confidence. The investment styles and disciplines of the sub-advisers to each Fund are intended to complement one another. In constructing and overseeing the entire portfolio of a Fund, the Adviser provides investment guidelines to a sub-adviser for a specific portion of a Fund's assets, which may be more restrictive than the investment guidelines of the entire portfolio. The Adviser monitors the sub-advisers for adherence to each Fund's specific investment strategies and objective. The Funds cannot guarantee that they will achieve their investment objective. See "Management of the Funds" for more information.

Temporary Defensive Positions and Cash Investments

Each Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as high quality short-term securities, while waiting to invest monies received from purchases of a Fund's shares or from the sale of its portfolio securities. Cash equivalents purchased by a Fund will be rated in one of the four highest ratings categories by Standard & Poor's, Moody's Investor Service, Fitch, Inc. or another nationally recognized statistical rating organization. Under normal market conditions, each Fund may hold cash or cash equivalents, such as:


o   Commercial paper;                    o  Repurchase agreements; and/or
o   Money market fund shares;            o  Certificates of deposit, demand
o   U.S. Government securities              and time deposits and banker's
    (e.g., U.S. Treasury                    acceptances.
    obligations);

In addition, each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. A Fund may not achieve its investment objectives to the extent that it engages in such a temporary, defensive strategy.

Management of the Funds
Investment Adviser

The Adviser, Quintara Capital Management, a California corporation, is the investment adviser to the Funds. Subject to the general supervision of the Trust's Board of Trustees, the Adviser is responsible for the day-to-day management of the Funds in accordance with each Fund's objectives and policies. The Adviser is located at 157 Hagar Avenue, Piedmont, California, 94611 and is registered as an investment adviser with the U.S. Securities and Exchange Commission ("SEC"). The Adviser is a recently organized entity and, as of the date of this Prospectus, the only assets under management are those of the Funds.

The Adviser supervises each Fund's investments and allocates a certain percentage of each Fund's assets to one or more sub-advisers. The Adviser also recommends hiring or changing sub-advisers to the Board of Trustees. The Trust has applied for an exemptive order (the "Order") from the SEC that would permit the Advisor, subject to the approval of the Board of Trustees, but without shareholder approval, to employ new sub-advisers for new or existing Funds, change the terms of particular agreements with sub-advisers or continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders would be notified of any sub-adviser changes. Please remember, however, that there are no assurances that the Order requested by the Trust and the Adviser will be granted by the SEC.

Sub-Advisers
The Adviser and the Trust, on behalf of each of the Funds, have entered into a sub-advisory agreement with each sub-adviser. Each sub-adviser is solely responsible for making the investment decisions for its portion of the Fund's assets ("Sub-Portfolio"). The Adviser oversees the sub-advisers for compliance with each of the Fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style. The Board of Trustees supervises the Adviser and the sub-advisers, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser. The sub-advisers manage portions of the each Fund as indicated below.

Quintara Small Cap Growth Fund
The following sub-advisers individually manage their own Sub-Portfolios of the Small Cap Growth Fund using teams of portfolio managers:

o BAMCO Inc. (Baron), 767 Fifth Avenue; 49th Floor; New York, New York 10153, a _________ corporation, has been an investment adviser since ____. As of December 31, 2001, Baron has $_____ of assets under management.

o Bjurman & Associates, 10100 Santa Monica Blvd.; Suite 1200; Los Angeles, California 90067, a ________ corporation, has been an investment adviser since _______. As of December 31, 2001, Bjurman has $ __ of assets under management.

o Neuberger Berman, 605 Third Avenue; New York, New York 10158, a New York corporation, is a wholly owned subsidiary of Neuberger Berman, Inc. NBMI and its affiliate, Neuberger Berman LLC together manage $52.1 billion in total assets (as of September 30, 2001) and continue an asset management history that began in 1939.

o Wasatch Advisors Inc., 150 Social Hall Avenue, Salt Lake City, Utah 84111, a _______ corporation, has been an investment adviser since _____. As of December 31, 2001, Wasatch has $__ of assets under management.

Quintara Small Cap Value Fund
The following sub-advisers individually manage their own Sub-Portfolio of the Small Cap Value Fund using teams of portfolio managers:

o Ironwood Capital Management LLC (ICM/Isabelle), 21 Custom House Street, Suite 240, Boston, Massachusetts 02110, a _______ limited liability company, has been an investment adviser since _______. As of December 31, 2001, Ironwood has $__ of assets under management.

o Harris Associates LP (Oakmark), Two North LaSalle Street, Suite 500, Chicago, Illinois 60602-3790, a _______ limited partnership, has been an investment adviser since _______. As of December 31, 2001, Harris has $__ of assets under management.

o EQSF Advisers Inc. (Third Avenue), 767 Third Avenue, 5th Floor, New York, New York 10017-2023, a ______ corporation, has been an investment adviser since _____. As of December 31, 2001, EQSF has $__ of assets under management.

o Wasatch Advisors Inc., 150 Social Hall Avenue, Salt Lake City, Utah 84111, a _______ corporation, has been an investment adviser since _____. As of December 31, 2001, Wasatch has $__ of assets under management.

Management Fees
As shown earlier in the table under "Fees and Expenses of the Funds," the maximum management fees of each of the Funds could total 1.75% of average daily net assets calculated as follows:

                                             Maximum Possible Management Fees
                                          (as a percentage of average daily net
                                                         assets)

                                        ----------------------------------------

        Adviser's Maximum Fee                             0.60%
        Sub-Advisers' Maximum Fee                         1.15%
                                                          -----
             Total Management Fees                        1.75%
                                                          =====

The details of how the management fees are calculated for the Adviser and the Sub-Advisers are below.

Adviser's Management Fees
In exchange for its services of managing the Funds and the sub-advisers, the Adviser is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.50% of the average daily net assets of each Fund ("Base Advisory Fee"). This Base Advisory Fee is increased or decreased monthly (the "Monthly Advisory Performance Adjustment") depending on the investment performance of the Small Cap Growth Fund and the Small Cap Value Fund relative to the investment performance of the Russell 2000 Growth(R) Index and the Russell 2000 Value(R) Index, respectively (each, the "Index").

For each Fund, the Monthly Advisory Performance Adjustment depends on the percentage amount by which a Fund's performance exceeds or trails that of the Index ("Fund Performance Differential"). For the purpose of calculating the Fund Performance Differential, both the Fund's performance and the performance of the Index are measured over the immediately preceding 36 calendar months or the life of a Fund, whichever is shorter (the "Measurement Period"), except for the first three months of the Fund. In no event will the annual total fee paid to the Advisor be higher than 0.60% of the average daily net assets of a Fund or lower than 0.40% of the average daily net assets of a Fund. The Monthly Advisory Performance Adjustment for each Fund is based on the following schedule:


--------------------------------------------------- ----------------------- --------------------
                                                        Monthly Advisory
Fund Performance Differential vs. Index*             Performance Adjustment   Total Annual Fee
--------------------------------------------------- ----------------------- --------------------
1.0% or greater during the Measurement Period                0.10%                  0.60%
--------------------------------------------------- ----------------------- --------------------
Greater than  -1.0% but less  than 1.0% during the           0.00%                  0.50%
Measurement Period
--------------------------------------------------- ----------------------- --------------------
-1.0% or greater during the Measurement Period              -0.10%                   0.40%

* Performance figures are annualized for the Fund and the Index.

For example, in any given month, if the Index for the Measurement Period has a return of 2.5%, and the Fund has a net performance of 3.5% (1.0% or 100 basis points greater than the Index), the Monthly Advisory Performance Adjustment would be 0.10%. Likewise, if the Index has a return of 2.5%, and the Fund has a net performance of 1.5% (1.0% or 100 basis points less than the Index), the Monthly Advisory Performance Adjustment would be -0.10%.

Prior to the completion of approximately 12 full calendar months of operations, the short-term investment performance of a Fund relative to the Index's performance will likely have a greater impact on the total annual management fee than would be the case if a longer Measurement Period were used to compute the Monthly Advisory Performance Adjustment. For these reasons, the Monthly Advisory Performance Adjustment shall become applicable only after the Fund has completed three full calendar months of operations.

Without regard to the annual management fee earned, the Adviser has voluntarily agreed that in the event that a Fund's operating expenses (including the advisory and sub-advisory fees but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 2.25% of a Fund's average daily net assets on an annual basis, the Adviser will reduce the amount of the management fee and/or assume expenses of the applicable Fund in the amount of such excess. No sales charges or commissions are payable in connection with the sale of the Funds' shares. This voluntary expense cap or waiver may be terminated at any time.

Sub-Advisers' Management Fees
Each sub-advisory agreement sets forth the following fee arrangement as an "interim compensation structure" with the intention of seeking approval through the Order from the SEC for a "new sub-advisory fee structure" that creates an "Incentive Compensation Pool." If the Funds fail to get exemptive relief, then the "interim compensation structure" will remain in permanent effect.

Sub-Advisers' Interim Compensation Structure
For each Fund, sub-advisers are initially allocated assets in equal percentages and thereafter receive daily net flows of new assets in equal amounts. The Funds, however, are not "re-allocated," which means that although daily flows of new assets will be equal, the assets under management by each sub-adviser will likely not be equal. The Adviser continually monitors the sub-advisers for adherence to each Fund's specific investment strategies and investment objectives with respect to the portion of a Fund's assets managed by a sub-adviser (including dividends and distributions). In exchange for their services, the sub-advisers are entitled to receive an annual management fee, calculated daily and payable monthly, equal to 1.075% of the average daily net assets of each Sub-Portfolio ("Base Sub-Advisory Fee").[1] This Base Sub-Advisory Fee is increased or decreased monthly (the "Monthly Sub-Advisory Performance Adjustment") depending on the investment performance of the Funds relative to the investment performance of their respective Indexes.

[FOOTNOTE]
--------------------------------------------------------------------------------
1 The Sub-Adviser's Base Sub-Advisory Fee vaires depending on the asset level of the Sub-Portfolio as follows:

Sub-Portfolio Total Assets              Bases Sub-Advisory Fee
-----------------------------          -----------------------
First $ 30 Million in Assets            107.5 basis points
Next $120 Million in Assets             92.5 basis points
Assets above $ 150 Million              87.5 basis points
--------------------------------------------------------------------------------

For each Fund, the Monthly Sub-Advisory Performance Adjustment depends on the percentage amount by which a Sub-Portfolio's performance exceeds or trails that of the Index (the "Sub-Portfolio Performance Differential"). Similar to the that of the Adviser, for the purpose of calculating the Sub-Portfolio Performance Differential, both the Sub-Portfolio's performance and the performance of the Index are measured over the immediately preceding 36 calendar months or the life of a Fund, whichever is shorter, or the Measurement Period. In no event will the annual total fee paid to the Sub-Adviser be higher than 1.15% of the average daily net assets of a Sub-Portfolio or lower than 1.00% of the average daily net assets of a Sub-Portfolio. The Monthly Sub-Advisory Performance Adjustment for each Sub-Portfolio is based on the following schedule:


-------------------------------------------------- ----------------------- ----------------------
                                                    Monthly Sub-Advisory
Sub-Portfolio Performance Differential vs. Index*  Performance Adjustment    Total Annual Fee
-------------------------------------------------- ----------------------- ----------------------
1.0% or greater during the Measurement Period               0.075%                1.150%
-------------------------------------------------- ----------------------- ----------------------
Greater than -1.0% but less than 1.0% during the            0.000%                1.075%
Measurement Period
-------------------------------------------------- ----------------------- ----------------------
-1.0% or greater during the Measurement Period             -0.075%                1.000%
-------------------------------------------------- ----------------------- ----------------------


*Performance figures are annualized for the Fund and the Index.

As noted above, the Adviser and the Trust intend to seek approval through an Order for a new sub-advisory fee structure that creates an "Incentive Compensation Pool" or "Pool." If the Trust and the Adviser receive the Order, the sub-advisory fee structure will change as described below. The Advisory fee structure will remain unchanged.

Under the proposed Incentive Compensation Pool, in exchange for their services, each sub-adviser will be entitled to receive an annual management fee, calculated daily and payable monthly, equal to 1.15% of the average daily net assets of the applicable Sub-Portfolio ("Sub-Advisory Fee"), subject to adjustment following a Fund's first fiscal year as described below.

On a monthly basis, 0.15% out of the 1.15% fee payable to each sub-adviser is placed into an escrow account (the "Incentive Compensation Pool" or "Pool") leaving only 1.00% to be paid immediately to the sub-advisers. At the end of each Fund's fiscal year, the Incentive Compensation Pool, including any applicable interest, is paid to certain sub-adviser(s) at certain levels depending on their performance, net of fees. At the end of a Fund's fiscal year, if a single Sub-Portfolio exceeds the Index for the Measurement Period, the applicable sub-adviser is entitled to 60% of the Pool. If two Sub-Portfolios exceed the Index, the highest performing sub-adviser receives 60% of the Pool, and the other receives 30%. If the performance of three or more Sub-Portfolios exceeds the Index, the Pool is allocated among sub-advisers as follows:

   ----------------------------------------------------------------------- ----------------------
   Sub-Advisers                                                            Percent of Incentive
                                                                             Compensation Pool
   ----------------------------------------------------------------------- ----------------------
   Sub-Adviser to the  Sub-Portfolio  that  outperforms  the Index by the          60.0%
   highest percentage

   Sub-Adviser to the  Sub-Portfolio  that  outperforms  the Index by the          30.0%
   second highest percentage

   Sub-Adviser to the  Sub-Portfolio  that  outperforms  the Index by the          10.0%
   third highest percentage

   Sub-Adviser to the  Sub-Portfolio  that  outperforms  the Index by the          0.00%
   fourth highest percentage

   Sub-Adviser to the  Sub-Portfolio  that  outperforms  the Index by the          0.00%
   fifth highest percentage
   ----------------------------------------------------------------------- ----------------------

If any portion of the Pool is not paid, such monies are retained in the escrow account and used to offset contributions to the Pool in the following year. For example, if 90% of the Pool is paid to sub-advisers in Year 1, 10% of the Pool (as a dollar amount) will remain in the account and be available for Year 2. Under these circumstances, instead of a 1.15% Sub-Advisory Fee payable to sub-advisers in Year 2, each sub-adviser will be paid 1.00% of the applicable Sub-Portfolio's average daily net assets plus an amount to be contributed to the Pool equal to 0.15% minus the proportionate dollar amount carried over from Year
1. 10% of Year 1's Pool (as a dollar amount) will be available for combination with the reduced contribution to the Pool in Year 2. Therefore, in any given fiscal year, no more than 0.15% of a Fund's average daily net assets will be available for the Pool. Please note that the Pool could be paid to the sub-advisers even in years when a Fund's performance returns are negative.

For example, under the Incentive Compensation Pool structure, a Fund managed by four sub-advisers will initially allocate 25% of its total net assets to each sub-adviser, where each such allocation constitutes a Sub-Portfolio. Over the course of its first fiscal year, each such sub-adviser will be paid 1.00% of the net assets of the applicable Sub-Portfolio. On a monthly basis, an additional 0.15% of each Sub-Portfolio will be contributed to an escrow account or Pool that grows each month until the end of that fiscal year. At the end of the fiscal year, the Investment Adviser will review the performance of each of the four sub-advisers. The four sub-advisers' performances will be compared against the applicable Index to determine (i) if any of the four sub-advisers outperformed or "beat" the Index, and (ii) the ranking of each sub-adviser's performance versus the other three sub-advisers. Then, based on the ranking of each of the respective sub-advisers, the Pool will be distributed as follows:
60.0% of the Pool to the sub-adviser who's Sub-Portfolio outperforms the Index by the highest percentage; 30.0% of the Pool to the sub-adviser who's Sub-Portfolio outperforms the Index by the second highest percentage; and 10.0% of the Pool to the sub-adviser who's Sub-Portfolio outperforms the Index by the third highest percentage. The fourth ranking sub-adviser will receive zero compensation from the Pool.

Valuation of Fund Shares
The value of a single share of a Fund is the net asset value per share ("NAV") calculated by adding the value of the Fund's investments, cash and other assets less liabilities, and dividing by the total number of outstanding shares of the Fund. Each Fund's NAV is normally calculated as of the close of business of the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, a Fund's NAV may be calculated at a different time. Each Fund is open for business each day the NYSE is open. The NYSE is closed most national holidays and Good Friday.

Buying Shares
To open an account, you must invest at least the minimum amount.

     Minimum Investments          To Open             To Add to
       All Accounts             Your Account         Your Account
                                  $2,000               $500

Each Fund's investors are subject to the same policies and restrictions when purchasing Fund shares. Shares of each Fund may be purchased by check or by wire transfer of funds through a bank or through one or more brokers authorized by the applicable Fund to receive purchase orders. The minimum initial investment for all accounts is $2,000. Initial investments may be made in any amount in excess of these amounts. To add to existing accounts, a minimum investment of $500 is required.

Short-term or excessive trading into and out of a Fund may harm performance by disrupting management strategies and by increasing expenses. Accordingly, each Fund may reject your purchase order if in the manager's opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to the Fund, or rejection otherwise would be in a Fund's best interest. Please see "General Transaction Policies" on page __ of this Prospectus.

Timing of Requests

Your share price will be the next NAV calculated after the Funds' transfer agent (or a Fund's authorized intermediary) receives your request in good order. All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. will receive the next business day's NAV.

--------------------------------------------------------------------------------
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X|  The name of the Fund

|X|  The dollar amount of shares to be purchased

|X|  Account application or investment stub

|X|  Check payable to "Quintara Funds"
--------------------------------------------------------------------------------
Methods of Buying
Through an          You  can purchase shares of a Fund through any broker-dealer
Authorized          or  other financial organization that has been authorized by
Broker-Dealer       such Fund. These  organizations  are  further authorized  to designate other intermediaries to receive purchase and redemption orders on each Funds' behalf. A purchase order is deemed received by a Fund when an authorized broker-dealer, or, if applicable, a broker-dealer's authorized designee, receives the request in good order. Please keep in mind that your broker-dealer or other financial organization may charge additional fees for its services.

By Mail To open an account, complete an account application form\ and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Funds' transfer agent. No third party checks will be accepted. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Funds' transfer agent. Please visit www.quintarafunds.com for more information about how to purchase shares of the Funds.

                    Regular Mail                            Overnight Delivery
                    Quintara Funds                          Quintara Funds
                    [Name of Fund]                          [Name of Fund]
                    c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                            615 E. Michigan Street, Third Floor
                    Milwaukee, WI 53201-0701                Milwaukee, Wisconsin  53202

                    NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

By  Telephone       To make additional investments by telephone, you  must check
                    the  appropriate  box  on  your  account   application  form
                    authorizing   telephone   purchases.   If  you  have   given
                    authorization for telephone transactions and your account has been open for at least 15 days, call the Funds' transfer agent toll free at 1-800 ___-____ and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By  Wire            To  open  an  account  or  to make additional investments by wire, call 1-800 ___-____ to obtain a shareholder account number and instructions. You should then instruct your bank to wire transfer the intended amount in federal funds to:

                       U.S. Bank, National Association
                       Milwaukee, WI  53202
                       ABA #:  042000013
                       Credit:  U.S. Bancorp Fund Services, LLC
                       Account #:  112-952-137
                       Further Credit:   Quintara Funds, [Name of Fund]
                                         (your name or the title on the account)
                                         (your account #)

Through an          If  you intend to use the Automatic Investment Plan ("AIP"),
Automatic           you may open your account with an initial minimum investment
Investment          of $100. Once you open your account, you may purchase shares
Plan                of a  Fund through the AIP. You can have money automatically transferred from your checking or savings account on a weekly, biweekly, monthly, bimonthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Funds may modify or terminate the AIP at any time without notice. The first AIP purchase will take place no earlier than 15 days after the Funds' transfer agent has received your request. (Please note that if you started your account with an AIP, you must continue your AIP until your minimum account balance has been attained.)

Selling (Redeeming) Shares
Methods of Selling

Through an          If   you   purchased   your   shares  through  an authorized
Authorized          broker-dealer   or  other   financial   organization,   your
Broker-Dealer       redemption   order    may   be  placed   through  the   same
Organization        organization. The  organization is  responsible for  sending your redemption order to your Fund on a timely basis. Please keep in mind that your broker-dealer may charge additional fees for its services.

By Mail Send your written redemption request to the Funds' transfer agent at the address below. Your request should be in good order and contain the Fund's name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

                    Regular Mail                            Overnight Delivery
                    Quintara Funds                          Quintara Funds
                    [Name of Fund]                          [Name of Fund]
                    c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                            615 E. Michigan Street, Third Floor
                    Milwaukee, WI 53201-0701                Milwaukee, Wisconsin  53202

                    The Funds' transfer agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with a Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By Telephone        If  you  are  authorized  to  perform telephone transactions
                    (either  through  your  account   application   form  or  by
                    subsequent  arrangement  in  writing  with a  Fund)  you may redeem  shares in any  amount,  but not less than  $100,  by
                    instructing  such  Fund  by  phone  at  1-800  ___-____.   A
                    signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

                    Note: Neither a Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, a Fund will use reasonable procedures, such as requesting:

                    o    that you correctly state the Fund account number
                    o    the name in which your account is registered
                    o the social security or tax identification number under which the account is registered
                    o the address of the account holder, as stated in the account application form

By Wire To redeem shares by wire, call your Fund at 1-800 ___-____ and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Funds' transfer agent charges a $15 outgoing wire fee.

Payment of Redemption Proceeds to You
You may redeem a Fund's shares at a price equal to the NAV next determined after the Funds' transfer agent (or a Fund's authorized intermediary) receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by a Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.

--------------------------------------------------------------------------------
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

|X|  The name of the Fund
|X|  The dollar amount of shares to be redeemed
|X|  Signatures  of  all  registered  shareholders  exactly  as the  shares  are registered
|X|  The account number
--------------------------------------------------------------------------------

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

Short-Term Trading/Redemption Fee

Each Fund will deduct a short-term trading fee of 1.00% from the redemption amount if you sell your shares after holding them less than 90 days. The short-term trading fees are retained by a Fund to offset the brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. This fee does not apply to shares acquired through the reinvestment of distributions. Each Fund reserves the right to change the terms and amount of this fee.

General Transaction Policies
Some of the following policies are mentioned above. In general, the Funds reserve the right to:

o    Vary or waive any minimum investment requirement;
o Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason;
o Reject any purchase or exchange request for any reason. Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading);
o Redeem all shares in your account if your balance falls below a Fund's minimum for the applicable class of shares. If, within 60 days of a Fund's written request, you have not increased your account balance, you may be required to redeem your shares. A Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;
o Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund; and/or
o Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to a Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact a Fund by telephone, you may also mail the requests to the Fund at the address listed under "Buying Shares."

Your broker-dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial organization for details.

Exchange Privilege

Shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of the other Fund on any business day by contacting the Funds' transfer agent directly. This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received in good order prior to the close of the NYSE will be made at that day's closing NAV. Please note that the Fund's transfer agent will charge your account a $5.00 fee for every exchange made via telephone.

Because excessive trading can hurt the Funds' performance and shareholders, the Funds reserve the right to, without notice, temporarily or permanently limit the number of exchanges you may make or to otherwise prohibit or restrict any exchange that would not be, in the judgment of the Funds, in the best interest of the Funds or their shareholders. Exchanges are also generally subject to the General Transaction Policies listed above.

Redemption-in-Kind
Each Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), a Fund might pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind). If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

Distribution of Fund Shares
Distributor
Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the shares of each of the Funds. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution-related activities for the Funds and their shareholders. Each Fund may pay 0.25% per year of its average daily net assets for such distribution-related activities. As these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Service Providers
Legal Counsel and Independent Public Accountants

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin, 53202, serves as legal counsel to the Trust. Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, has been selected as independent public accountants for the Funds.

Custodian, Transfer Agent, Fund Administrator and Fund Accountant

U.S. Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. U.S. Bancorp Fund Services, LLC, serves as each Fund's Administrator, Transfer Agent and Fund Accountant.

Distribution and Taxes
Dividends and Distributions
Generally, the Funds will declare dividends of net investment income annually. If such day falls on a weekend or holiday on which the NYSE is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation of a Fund. Shares will begin earning dividends on the day after which a Fund receives payment and shares are issued.

Each Fund intends to qualify as a regulated investment company for federal income tax purposes and intends to make additional distributions to the minimum extent necessary to distribute the entire annual investment company taxable income of a Fund, plus any net capital gains and to avoid imposition of the excise tax imposed by the Internal Revenue Code of 1986, as amended. The additional distributions, if needed, would consist of the following:

o an increase in distribution scheduled for January to include any amount by which the estimated Fund investment company taxable income and net capital gains for a fiscal year exceeds the amount of Fund taxable income previously distributed with respect to such year, or, if greater, the minimum amount required to avoid imposition of such excise tax;

o a distribution soon after actual annual investment company taxable income and net capital gains of a Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made; or

o if, in the reasonable discretion of the Funds' manager, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Shareholders will be notified annually as to the federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

All Fund dividends and capital gains distributions will be reinvested in additional shares unless a shareholder instructs a Fund otherwise on his or her account application or has redeemed all shares held in the Fund. In such cases, dividends and distributions will be paid in cash.

Taxation
As with any investment, your investment in a Fund could have tax consequences for you.

Each Fund will earn income and gains on its investments. Fund distributions are taxable to you as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Capital gain distributions paid by a Fund are taxable to you as long-term capital gain no matter how long you have owned your shares. If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

By law, the Funds must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. When you sell your shares of a Fund, you may have a short or long-term capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of another Fund is the same as a sale.

Fund distributions and gain from the sale or exchange of your shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Conversion to Master/Feeder Fund Structure

In lieu of investing directly, the Funds are authorized by the Board of Trustees to seek to achieve their investment objectives by converting to a Master/Feeder Fund Structure pursuant to which each Fund would invest all of its investable assets in an investment company having substantially the same investment objectives and policies as each Fund. There is no current intention to convert the Funds to a Master/Feeder Fund structure.

Financial Highlights
Because the Funds have recently commenced operations, there are no financial highlights available at this time.

QUINTARA FUNDS
Quintara Small Cap Growth Fund
Quintara Small Cap Value Fund

Investment Adviser                          Quintara Capital Management
                                            157 Hagar Avenue
                                            Piedmont, California 94611
Legal Counsel                               Godfrey & Kahn, S.C.
                                            780 North Water Street
                                            Milwaukee, Wisconsin 53202

Independent Public Accountants              Arthur Andersen LLP
                                            100 East Wisconsin Avenue
                                            Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant             U.S. Bancorp Fund Services, LLC
and Fund Administrator                      615 East Michigan Street

                                            Milwaukee, WI 53202
Custodian                                   U.S. Bank, N.A.
                                            425 Walnut Street
                                            Cincinnati, OH 45202
Distributor                                 Quasar Distributors, LLC
                                            615 East Michigan Street
                                            Milwaukee, WI 53202
Where to Find More Information
You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated               , 2002
                                                --------------

The SAI of the Funds provides more details about each Fund's policies and management. The Funds' SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
After the Funds have been operating for the appropriate time, annual and semi-annual reports for each Fund will provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

You can obtain a free copy of these documents or request other information about Quintara Funds by calling the Funds at 1-800 ___-____, visiting the Fund's web-site at www.quintarafunds.com or by writing to:

Quintara Funds

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC: You may review and obtain copies of Quintara Funds' information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-10563

                                   Subject to Completion, Dated January 10, 2002


The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.




Statement of Additional Information

Dated __________, 2002



Quintara Small Cap Growth Fund
Quintara Small Cap Value Fund

Each a series of Quintara Funds




This Statement of Additional Information ("SAI") provides general information about each of the series of Quintara Funds. This SAI is not a prospectus and should be read in conjunction with the Funds' current Prospectus dated ________, 2002, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.


Quintara Funds

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701

Milwaukee, WI 53201-0701
(800) ___-____



                                TABLE OF CONTENTS

Organization of the Trust and the Funds........................................3

Investment Policies, Strategies and Associated Risks...........................3

Management of the Funds.......................................................24

Investment Adviser and Sub-Advisers...........................................26

Distribution of Fund Shares...................................................31

Service Providers.............................................................32

Codes of Ethics...............................................................33

Valuation of Shares...........................................................34

Purchase and Redemption of Shares.............................................34

Portfolio Transactions........................................................35

Tax Considerations............................................................36

Calculation of Performance Data...............................................38

Financial Statements..........................................................38

Appendix......................................................................39


Organization of the Trust and the Funds
--------------------------------------------------------------------------------

Quintara Funds (the "Trust") is an open-end management investment company, or mutual fund, organized as a Delaware business trust on October 23, 2001. The Trust's Declaration of Trust permits the Trust to offer separate series of units of beneficial interest and separate classes. The Quintara Small Cap Growth Fund and Quintara Small Cap Value Fund (each, a "Fund" and collectively, the "Funds"), are the first of several series that may be formed by the Trust and each currently consists of a single class of shares of beneficial interest. The Funds are each non-diversified series and have their own investment objectives and policies. The Trust may start more series and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value. Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Funds represents equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of each Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of a Fund. In the event of the dissolution or liquidation of a Fund, the holders of shares of a Fund are entitled to share pro rata in the net assets of a Fund available for distribution to shareholders.

Investment Policies, Strategies and Associated Risks
--------------------------------------------------------------------------------

The Funds are each open-end, non-diversified investment companies, or mutual funds, with separate investment objectives and strategies. Each Fund seeks an investment objective of long-term capital appreciation but pursues different strategies to achieve its objective. The following discussion supplements the description of the Funds' investment objectives and strategies set forth in the Fund summaries contained in the Prospectus. Except for each Fund's investment objective and the fundamental investment limitations listed below (see "Fundamental Investment Limitations" on page B-23 of this SAI), the Fund's investment strategies and policies are not fundamental and may be changed by sole action of the Trust's Board of Trustees, without the approval of shareholders. Unless otherwise noted, the following policies, strategies and risks pertain to each Fund. Furthermore, each Fund is permitted to hold securities and engage in various strategies as hereinafter described but neither is obligated to do so.

Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after, and as a result of, the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with a Funds' investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, a Fund may receive stock, real estate, or other investments that the Fund would not (or could not) buy. If this happens, a Fund intends to sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Other Investment Companies
Each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. This prohibition may prevent a Fund from allocating its investment in the manner the Adviser considers optimal. If a Fund purchases shares of another investment company, as a shareholder, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund's shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Equity Securities
The Funds may invest in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Small Capitalization Companies
To the extent the Funds invest in the equity securities of companies with small capitalization, it will be exposed to the risks of smaller sized companies. Small companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Smaller company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that a Fund that invests primarily in small issuers are more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

Warrants
The Funds have the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Non-Diversification of Investments
Each Fund is non-diversified under the 1940 Act. This means that under the 1940 Act, there is no restriction as to how much a Fund may invest in the securities of any one issuer, either directly or via the underlying funds in which they invest. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities) of more than 25% of the value of each Fund's total assets. In addition, each Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of each Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As non-diversified investment companies, the Funds may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Borrowings

Each Fund may borrow funds to meet redemptions, for other emergency purposes, or to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 33 1/3%% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of a Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by a Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

Securities Lending
The Funds may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of a Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any securities that a Fund may receive as collateral will not become part of a Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, a Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which a Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and a Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Restricted and Illiquid Securities
The Funds may invest up to 15% of their net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security. Illiquid securities present the risks that a fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are generally no restrictions on a Fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

Foreign Equities
Each Fund may invest in foreign securities through American Depositary Receipts ("ADRs"). Depositary receipts are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign issuer. Investments in ADRs allow an investor to buy shares of foreign-based companies on national exchanges instead of overseas markets. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; however, the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes that would reduce the yield on such securities.

Sponsored ADR facilities are established jointly by a depositary and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary and the ADR holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the ADR (such as dividend payment fees of the depositary), although ADR holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored ADRs agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the ADR holders at the underlying issuer's request.

Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors. The economies of foreign countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by a Fund, denominated in that currency. Such changes will affect a Fund's investments in foreign securities traded on U.S. exchanges, such as ADRs.

Taxes. The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and that may ultimately be available for distribution to the Fund's shareholders. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest, limitations on the use or transfer of fund assets, political or social instability and adverse diplomatic developments.

In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Other differences between investing in foreign companies and the U.S. include:

o    information is less publicly available;
o there is a lack of uniform financial accounting standards applicable to foreign companies;
o    market quotations are less readily available;
o there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;
o    there is generally a lower foreign securities market volume;
o    it is likely that foreign securities may be less liquid or more volatile;
o    there are generally higher foreign brokerage commissions;
o there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and
o    the mail service between countries may be unreliable.

When-Issued Purchases, Delayed Delivery and Forward Commitments The Funds may purchase or sell particular securities with payment and delivery taking place at a later date. The price obtained in a transaction may be less favorable than the price available in the market when the securities delivery takes place. When a Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

When-issued and forward commitment transactions involve the risk that the price obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day that Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes.

All of the Funds may invest in options that are listed on U.S. exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. Over-the-counter options are generally considered illiquid by the SEC. Accordingly, a Fund will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

Call Options. A purchaser (holder) of a call option pays a non-refundable premium to the seller (writer) of a call option to obtain the right to purchase a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a call option, upon payment by the holder of the premium, has the obligation to sell the security to the holder of the call option at the exercise price during the exercise period. The Funds may both purchase and write call options.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.

Purchasing Call Options. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. Instead of exercising the option and purchasing the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option. A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features. The Fund will realize a profit from a closing sale transaction if the cost of the transaction is more than the premium it paid to purchase the option. The Fund will realize a loss from the closing sale transaction if the cost of the transaction is less then the premium paid by the Fund. A Fund may purchase call options on securities that it intends to buy in order to limit the risk of a substantial change in the market price of the security. A Fund may also purchase call options on securities held in its portfolio and on which it has written call options.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Writing Call Options. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period.

Generally, a Fund will only write "covered call options." A call option is "covered" when the Fund either holds the security subject to the option or an option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option.

The Fund may on occasion write a call option that is not "covered" according to the description provided above, however, the Fund will maintain sufficient collateral in a segregated account to avoid such options violating the SEC's prohibition on issuing senior securities. In order to meet the SEC's requirements, the Fund must maintain in a segregated account with its custodian, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable collateral permitted by the SEC having a value equal to the fluctuating market value of the securities subject to the options.

As the writer of a call option, in return for the premium, the Fund gives up the opportunity to realize a profit from a price increase in the underlying security above the exercise price and retains the risk of loss should the price of the security decline. If a call option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium. However, any gain may be offset by a decline in the market value of the security during the exercise period. If the option is exercised, the Fund will experience a profit or loss from the sale of the underlying security. The Fund may have no control over when the underlying securities must be sold because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a call option by entering into a "closing purchase transaction." A closing purchase transaction allows a Fund to terminate its obligation to sell a security subject to a call option by allowing the Fund to cancel its position under a previously written call option through an offsetting purchase during the exercise period of an option having the same features. A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised. In addition, there is no guarantee that the Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund. Effecting a closing purchase transaction on a call option permits a Fund to write another call option on the underlying security with a different exercise price, exercise date or both. If a Fund wants to sell a portfolio security that is subject to a call option, it will effect a closing purchase transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option. Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Put Options. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. The Funds may both purchase and write put options.

Purchasing Put Options. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. Instead of exercising the option and selling the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option. A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.

A Fund may purchase put options on it portfolio securities for defensive purposes ("protective puts"). A Fund may purchase a protective put for a security it holds in its portfolio to protect against a possible decline in the value of the security subject to the put option. A Fund may also purchase a protective put for a security in its portfolio to protect the unrealized appreciation of the security without having to sell the security. By purchasing a put option, a Fund is able to sell the security subject to the put option at the exercise price during the exercise period even if the security has significantly declined in value.

A Fund may also purchase put options for securities it is not currently holding in its portfolio. A Fund would purchase a put option on a security it does not own in order to benefit from a decline in the market price of the security during the exercise period. A Fund will only make a profit by exercising a put option if the market price of the security subject to the put option plus the premium and the transaction costs paid by the Fund together total less than the exercise price of the put option.

Writing Put Options. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

A Fund will only write put options on a covered basis. For a put option to be considered covered, the Fund must either (1) maintain cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover permitted by the SEC having a value of not less than the exercise price of the option; or (2) own an option to sell the security subject to the put option, which has an exercise price during the entire option period equal to or greater than the exercise price of the covered put option. The rules of a clearing corporation may require that such assets be deposited in escrow to ensure payment of the exercise price.

If a put option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium. If the put option is exercised, the Fund must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time. The Fund may have no control over when the underlying securities must be purchased because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may chose to terminate its obligation as the writer of a put option by entering into a "closing purchase transaction." A closing purchase transaction allows a Fund to terminate its obligation to purchase a security subject to a put option by allowing the Fund to cancel its position under a previously written put option through an offsetting purchase during the exercise period of an option having the same features. A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised. In addition, there is no guarantee that a Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund. Effecting a closing purchase transaction on a put option permits the Fund to write another put option.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option. Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.

A Fund may write put options in situations when the Adviser or the Fund's sub-Adviser wants to buy the underlying security for the Fund's portfolio at a price lower than the current market price of the security. To effect this strategy, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price the Fund is willing to pay. Since the Fund may also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk of this strategy is that the market price of the underlying security would decline below the exercise less the premiums received.

Over-The-Counter ("OTC") Options. The Funds may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. OTC options differ from exchange traded options in certain material respects. OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. The Funds understand the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The Fund will treat OTC options and "cover" assets as illiquid securities for the purposes of the Funds' limitation on illiquid securities.

Options on Stock Indices. The Funds may also buy call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements of the underlying index rather than the price movements of an individual stock. When a Fund writes an option on a stock index, the Fund will establish a segregated account containing cash, U.S. government securities, other high grade debt obligations or other suitable collateral stock with its custodian bank in an amount at least equal to the market value of the underlying stock index. The Fund will maintain the account while the option is open or it will otherwise cover the transaction.

Risks of Options. A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on securities and securities indices depends on the degree to which price movements in the underlying indices or securities correlate with price movements in the relevant portion of the Fund's portfolio. Because such securities will not duplicate the components of any index or underlying securities, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both the securities and the hedging instrument. Accordingly, successful use by a Fund of options on securities and securities indices will be subject to the Adviser or the sub-adviser's ability to correctly predict movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in stock index options and options on securities may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Thus, it may not be possible to close such an option. The inability to close an option position could also have an adverse impact on a Fund's ability to effectively hedge its securities.

Special Risks of Options on Indices. The Funds' purchases of options on indices will subject them to the risks described below.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on indices is subject to the Adviser's or sub-adviser's ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, a Fund would not be able to close out options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall "out-of-the-money," the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Sector/Industry Concentration

Each Fund will, from time to time, have greater than 25%, but no more than 80%, of its assets concentrated in one market sector or industry. To the extent that a Fund concentrates in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a more broadly diversified fund. The Adviser intends that the industries and sectors most attractive may, and likely will, change over time. In fact, the Funds may concentrate their investments in any sector or industry. The following alphabetical list includes descriptions about many of the sectors and/or industries in which the Funds will invest.

Basic Materials: companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in building and manufacturing. The products handled by the companies in which the Funds may invest include chemicals, metals, concrete, timber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Funds may also invest in the securities of mining, processing, transportation, and distribution companies, including companies involved in equipment supplies and railroads.

Many companies in the industrial sectors are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns. During these times, commodity price declines, and unit volume reductions have led to poor investment returns and losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Biotechnology: companies engaged in the research, development, and manufacture of various biotechnological products, services, and processes. These companies are often involved with new or experimental technologies such as genetic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Funds may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and in companies that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector will be interpreted broadly by the Adviser, and may include applications and developments in such areas as human health care (e.g., cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., bio-chips, fermentation, enhanced mineral recovery).

Many of these companies may have losses and may not offer products for some time. These companies may have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the U.S. Food and Drug Administration, the Environmental Protection Agency (EPA), state and local governments, and foreign regulatory authorities. Many of these companies are relatively small and their stock is thinly traded.

Business Services: companies that provide business-related services to companies and other organizations. Business-related services may include for example, data processing, consulting, outsourcing, temporary employment, market research or data base services, printing, advertising, computer programming, credit reporting, claims collection, mailing and photocopying. Typically, these services are provided on a contract or fee basis. The success of companies that provide business related services is, in part, subject to continued demand for such services as companies and other organizations seek alternative, cost-effective means to meet their economic goals. Competitive pressures, such as technological developments, fixed rate pricing, and the ability to attract and retain skilled employees, also may have a significant impact on the financial condition of companies in the business services industry.

Computers: companies engaged in the research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry. The Funds may invest in companies that provide products or services: mainframes, minicomputers, microcomputers, peripherals, data or information processing, office or factory automation, robotics, artificial intelligence, computer aided design, medical technology, engineering and manufacturing, data communications and software.

Cyclical Industries: companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.

Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of the materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Electronics: companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Funds may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer aided design and computer-aided manufacturing, computer-aided engineering, and robotics), lasers and electro-optics, and other new electronic technologies. Many of the products offered by companies engaged in the design, production, or distribution of electronic products are subject to risks of rapid obsolescence and intense competition.

Energy: companies in the energy field, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, oil shale, and solar power. The business activities of companies in which the
Funds may invest include: production, generation, transmission, refining, marketing, control, or distribution of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field will also be considered for this sector.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments.

Energy  Services:  companies in the energy service field,  including  those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. The Funds may invest in companies providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, "down-hole" equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Funds may also invest in companies with a variety of products or services including pipeline construction, oil tool rental, underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy-related capital equipment, mining related equipment, mining related equipment or services, and high technology companies serving the above industries. Energy service firms are affected by supply, demand and other normal competitive factors for their specific products or services. They are also affected by other unpredictable factors such as supply and demand for oil and gas, prices of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions.

Environmental Services: companies engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management or pollution control. Such products, processes or services may include the transportation, treatment and disposal of both hazardous and solid wastes, including waste-to-energy and recycling; remedial project efforts, including groundwater and storage tank decontamination, asbestos clean-up and emergency cleanup response; and the detection, analysis, evaluation, and treatment of both existing and potential environmental problems. The Funds may also invest in companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.

The environmental services field has generally been positively influenced by legislation resulting in stricter government regulations and enforcement policies for both commercial and governmental generators of waste materials, as well as specific expenditures designated for remedial cleanup efforts. Companies in the environmental services field are also affected by regulation by various federal and state authorities, including the federal EPA and its state agency counterparts. As regulations are developed and enforced, such companies may be required to alter or cease production of a product or service or to agree to restrictions on their operations. In addition, since the materials handled and processes involved include hazardous components, there is significant liability risk. There are also risks of intense competition within the environmental services field.

Financial Services: companies providing financial services to consumers and industry. Companies in the financial services sectors include: commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sectors are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition.

SEC regulations provide that a Fund may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. These companies as well as those deriving more than 15% of profits from brokerage and investment management activities are considered to be "principally engaged" in the business activities of the financial services sector.

Food and Agriculture: companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies. The goods and services provided or manufactured by companies in this sector include: packaged food products such as cereals, pet foods and frozen foods; meat and poultry processing; the production of hybrid seeds; the wholesale and retail distribution and warehousing of food and food-related products, including restaurants; and the manufacture and distribution of health food and dietary products, fertilizer and agricultural machinery, wood products, tobacco and tobacco leaf. In addition, the Funds may invest in food technology companies engaged in and pioneering the development of new technologies such as improved hybrid seeds, new and safer food storage, and new enzyme technologies.

The success of food and food-related products is closely tied to supply and demand, which may be affected by demographic and product trends, stimulated by food fads, marketing campaigns, and environmental factors. In the United States, the agricultural products industry is subject to regulation by numerous federal and municipal government agencies.

Health Care: companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities. Many of these companies are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, the types of products or services produced or provided by these companies may become obsolete quickly.

Health Care Services: companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. The Funds may invest in companies that operate acute care, psychiatric, teaching, or specialized care, home health care, drug and alcohol abuse treatment, and dental care; firms operating comprehensive health maintenance organizations and nursing homes for the elderly and disabled; and firms that provide related laboratory services.

Federal and state governments provide a substantial percentage of revenues to health care service providers by way of Medicare and Medicaid. The future growth of this source of funds is subject to great uncertainty. Additionally, the complexion of the private payment system is changing. For example, insurance companies are beginning to offer long-term health care insurance for nursing home patients to supplement or replace government benefits. Also, membership in health maintenance organizations or prepaid health plans is displacing individual payments for each service rendered by a hospital or physician.

The demand for health care services will tend to increase as the population ages. However, review of patients' need for hospitalization by Medicare and health maintenance organizations has demonstrated the ability of health care providers to curtail unnecessary hospital stays and reduce costs.

Industrial Equipment: companies engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery and farm equipment) and parts suppliers, and subcontractors. The Funds may invest in companies that manufacture products or service equipment for the food, clothing or sporting goods industries; companies that provide service establishment, railroad, textile, farming, mining, oil field, semiconductor, and telecommunications equipment; companies that manufacture products or service equipment for trucks, construction, transportation, machine tools; cable equipment; and office automation companies.

The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels. Capital spending is influenced by an individual company's profitability and broader factors such as interest rates and foreign competition, which are partly determined by currency exchange rates. Equipment manufacturing concerns may also be affected by economic cycles, technical obsolescence, labor relations difficulties and government regulations pertaining to products, production facilities, or production processes.

Leisure: companies engaged in design, production, or distribution of goods or services in leisure industries. The goods or services provided by companies in which the Funds may invest include: television and radio broadcast manufacture (including cable television); motion pictures and photography, recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, advertising, hotels and motels, leisure apparel or footwear, fast food, beverages, restaurants, alcohol, tobacco products and gaming casinos.

Securities of companies in the leisure industries may be considered speculative. Companies engaged in entertainment, gaming, broadcasting, cable television and cellular communications, for example, have unpredictable earnings, due in part to changing consumer tastes and intense competition. Securities of companies in the leisure industries generally exhibit greater volatility than the overall market. The market has been known to react strongly to technological developments and to the specter of government regulation in the leisure industries.

Medical  Equipment:  companies  engaged in research,  development,  manufacture, distribution, supply or sale of medical equipment and devices and related technologies. The Funds may invest in companies involved in the design and manufacture of medical equipment and devices, drug delivery technologies, hospital equipment and supplies, medical instrumentation and medical diagnostics. Companies in this industry may be affected by patient considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

Multimedia: companies engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries. Business activities of companies in which the Funds may invest include: ownership, operation, or broadcast of free or pay television, radio or cable stations; publication and sale of newspapers, magazines, books or video products; and distribution of data-based information. The Funds may also invest in companies involved in the development, syndication and transmission of the following products: television and movie programming, pay-per-view television, advertising, cellular communications, and emerging technology for the broadcast and media industries.

Some of the companies in the broadcast and media industries are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the stocks are subject to increased price volatility. FCC rules govern the concentration of investment in AM, FM, or TV stations, limiting investment alternatives.

Natural Resources: companies that own or develop natural resources, or supply goods and services to such companies. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. Exploring, mining, refining, processing, transporting, and fabricating are examples of activities of companies in the natural resources sector.

Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The Funds may also consider instruments and securities indexed to the price of gold or other precious metals as an alternative to direct investment in precious metals.

As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. The Adviser, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investment in bullion earns no investment income and may involve higher custody and transaction costs than investments in securities.

For the Funds to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the Funds' gross income for its taxable year. This tax requirement could cause the Funds to hold or sell precious metals or securities when they would not otherwise do so.

Precious Metals and Minerals: companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals. The Funds may invest in companies that manufacture and distribute precious metals and minerals products and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

The value of a Fund's investments may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political developments such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances or trade or currency restrictions between countries. Because much of the world's known gold reserves are located in South Africa and Russia, the social upheaval and related economic difficulties there may, from time to time, influence the price of gold and the share values of precious metals mining companies located elsewhere. Because companies involved in exploring, mining, processing, or dealing in precious metals or minerals are frequently located outside of the United States, all or a significant portion of a Fund's investments in this sector may be invested in securities of foreign issuers. Investors should understand the special considerations and risks related to investment in this sector, and accordingly, the potential effect on a Fund's value when investing in this sector.

In addition to its investments in securities, the Funds may, but do not currently intend to invest a portion of their assets in precious metals, such as gold, silver, platinum, and palladium. The prices of precious metals are affected by broad economic and political conditions, including inflation, but are less subject to local and company specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related business.

For the Funds to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of each Fund's gross income for its taxable year. This tax requirement could cause a Fund to hold or sell precious metals or securities when it would not otherwise do so.

Retailing: companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Funds may invest may include: general merchandise retailers, department stores, food retailers, drug stores and any specialty retailers selling a single category of merchandise such as apparel, toys, consumer electronics, or home improvement products. The Funds may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

The success of retailing companies is closely tied to consumer spending, which in turn, is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes.

Software and Computer Services: companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services. The Funds may invest in companies that provide systems-level software (designed to run the basic functions of a computer) or applications software (designed for one type of work) directed at either horizontal (general use) or vertical (certain industries or groups) markets, time-sharing services, information-based services, computer consulting, communications software and data communications services.

Competitive pressures may have a significant effect on the financial condition of companies in the software and computer services sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

Technology: companies which the Adviser believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These may include companies that
develop,   produce  or   distribute   products  or  services  in  the  computer,
semi-conductor, electronics, communications, health care, and biotechnology sectors.

Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. If technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

Telecommunications: companies engaged in the development, manufacture, or sale of communications services or communications equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide area product networks; satellite, microwave and cable television; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in new technologies, such as fiber optics and data transmission.

Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Telephone companies usually pay an above-average dividend. Certain types of companies in which a Fund may invest when investing in these sectors are engaged in fierce competition for a share of the market for their products. In recent years, these companies have been providing goods or services such as private and local area networks, or engaged in the sale of telephone set equipment.

Transportation:  companies  engaged  in  providing  transportation  services  or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight or people such as airline, railroad, ship, truck and bus companies. Other service companies include those that provide automobile, trucks, autos, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Funds may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

Risk factors that affect transportation stocks include the state of the economy, fuel prices, labor agreements, and insurance costs. Transportation stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs. The U.S.
trend has been to deregulate these industries, which could have a favorable long-term effect, but future government decisions may adversely affect these companies.

Utilities: companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. The Funds may invest in companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in telephone, satellite, and other communication fields including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit (not including companies involved in public broadcasting). The Funds may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure In lieu of investing directly, the Funds are authorized to seek to achieve their investment objective by converting to a Master/Feeder Fund Structure pursuant to which each Fund would invest all of its investable assets in a corresponding investment company having substantially the same investment objectives and policies as the Fund.

The Funds' methods of operation and shareholder services would not be materially affected by their investment in other investment companies ("Master Portfolios") having substantially the same investment objective and polices as the corresponding Funds, except that the assets of the Funds may be managed as part of a larger pool. If the Funds invested all of their assets in corresponding
Master Portfolios, they would hold only beneficial interests in the Master Portfolios; the Master Portfolios would directly invest in individual securities of other issuers. The Funds would otherwise continue their normal operation. The Board of Trustees would retain the right to withdraw any Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; such Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no immediate intention to convert the Funds to a Master/Feeder Fund Structure. The Board of Trustees has authorized this non-fundamental investment policy to facilitate such a conversion in the event that the Board of Trustees determines that such a conversion is in the best interest of the Funds' shareholders. If the Board of Trustees so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Funds' Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Funds' conversion and their shareholders would be notified.

Short Sales
Although not currently part of any of the Fund's investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities. A Fund must borrow the security to deliver it to the buyer. A Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out. The Adviser anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Fund also has the ability to make short sales "against the box," a transaction in which a Fund enters into a short sale of a security owned by such Fund. A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position. A Fund receives the net proceeds from the short sale.

Temporary Investments
When the Adviser believes market or economic conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. Temporary defensive investments generally may include U.S. government obligations, certificates of deposit, high-grade commercial paper, repurchase agreements, bank obligations, money market fund shares, and other money market equivalents. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In addition, a Fund may reduce its holdings in equity and other securities and may invest in cash and cash equivalents for temporary defensive purposes, during periods in which the Adviser or sub-adviser believes changes in economic, financial or political conditions make it advisable.

U.S. Government Obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Bank Obligations. Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. banks or savings institutions. All investments in bank obligations are limited to the obligations of financial institutions having more than $________ in total assets at the time of purchase. Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of __% of its net assets.

Repurchase and Reverse Repurchase Agreements. Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to a Fund's custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement. The Adviser or sub-adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities. A Fund will enter into repurchase  agreements  only  with  parties  who meet  certain  creditworthiness standards, i.e., banks or broker-dealers that the Adviser or sub-adviser has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

A Fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, a Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The use of repurchase agreements by a Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the realization by a Fund on the collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

Commercial Paper. Investments by a Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody's or similar rating by another nationally recognized rating agency. In addition, a Fund may acquire unrated commercial paper that is determined by the Adviser or sub-adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

Fundamental Investment Limitations

Unless otherwise noted, each of the Funds has adopted and is subject to identical fundamental investment limitations. The following restrictions may only be changed if the change is approved by holders of a majority of a Fund's outstanding voting securities. As used in this SAI, "a majority of a Fund's outstanding voting securities" means (i) more than 50% of the Fund's outstanding voting shares or (ii) 67% or more of the Fund's voting shares present at a shareholder meeting if more than 50% of the Fund's outstanding voting shares are represented at the meeting in person or by proxy, whichever is less. The percentage limitations referred to in these restrictions apply only at the time of investment unless otherwise noted. A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by a Fund will not be considered a violation of such limitation, and a Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.


Each Fund may not:

1. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein.

2. Make loans if, as a result, more than 33 1/3% of any Fund's total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities
     (iv) loan money to other Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4. Issue senior securities to the Funds' presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Funds from (i) making any permitted borrowings, loans, mortgages, or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

5. Borrow money in an amount exceeding 33 1/3% of the value of each Fund's total assets, provided that each Fund may borrow money from other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the1940 Act. In the event that market conditions or other factors result in a Fund's borrowed amounts exceeding 33 1/3% of its assets, such Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act.

6. Concentrate its investments in any one industry or sector if, as a result, more than 80% of a Fund's assets will be invested in such industry or sector. This restriction, however, does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. Each Fund has adopted policies of concentrating in securities issued by companies within a wide range of industries and sectors consisting of all categories, the selection of which will vary at any given time. For a description of many, if not most, of the sectors in which the Funds may be invested, please see "Sector/Industry Concentration" on page __ of this SAI.

7. Invest in other investment companies except as permitted by the 1940 Act, as amended.

Management of the Funds
--------------------------------------------------------------------------------

Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees of the Trust (the "Board"). The Board consists of three individuals, two of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act (the "Independent Trustees"). The Trustees are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Delaware in this regard. The Board establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds. The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.


-------------------- ------ --------------------- ---------------------------------------
Name and Address      Age      Position with              Principal Occupations
                                 the Trust              During the Past Five Years
-------------------- ------ --------------------- ---------------------------------------
*Matthew L. Sadler    39    President,            President and CEO
                            Chairperson, Trustee  Quintara Capital Management
                                                  (2001-present); President and CEO,
                                                  uMogul (2000-2001); Senior Vice
                                                  President, Fidelity Investments,
                                                  (1997-2000)
-------------------- ------ --------------------- ---------------------------------------
Donald G. Tyler      49     Trustee               President, Lamm Wallach
                                                  Companies(1998-present); Senior Vice
                                                  President, Strong Capital Management
                                                  (1998); Vice President, Strong
                                                  Capital Management (1995-1997)
-------------------- ------ --------------------- ---------------------------------------
William H. Young      52    Trustee               Financial Consultant (1996-present);
                                                  Senior Vice President, Oppenheimer
                                                  Funds (1983-1996).
-------------------- ------ --------------------- ---------------------------------------
Scott M. Porter       45    Treasurer             Financial Consultant (1998-present);
                                                  Vice President Imperial Bank and
                                                  Executive Vice President, Imperial
                                                  Asset Management (1994-1999)
-------------------- ------ --------------------- ---------------------------------------

*    "Interested persons" as defined in the 1940 Act.

Compensation
For their service as Trustees of the Trust, the Independent Trustees will receive $1,000 per year, irrespective of the number of meetings attended as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" who serve as Trustees of the Trust receive no compensation for their service as Trustees. The members of the Trust's Board of Trustees are expected to receive the following compensation for the upcoming year:


                      Aggregate                                             Total
                    Compensation Pension or Retirement Estimated Annual Compensation from
   Name of              From     Benefits Accrued as    Benefits Upon    Trust Paid to
Person/Position      the Trust1  Part of Fund Expenses    Retirement         Trustees
------------------- ------------ --------------------- ---------------- -------------------
Matthew L. Sadler,     None              None               None              None
President,
Chairperson,
Trustee
------------------- ------------ --------------------- ---------------- -------------------

Donald G. Tyler,       None              None               None              None
Trustee


------------------- ------------ --------------------- ---------------- -------------------

William H. Young,      None              None               None              None
Trustee

------------------- ------------ --------------------- ---------------- -------------------

1    These represent estimates for the current fiscal year ending May 31, 2002.

Control Persons, Principal Holders of Securities and Management Ownership A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. As of _______, 2002, for organizational purposes, Quintara Capital Management, the Funds' investment adviser, owned of record 100% of the outstanding shares of each Fund. Accordingly, as of __________, 2002, Quintara Capital Management owned a controlling interest in each of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Trust.

Management Ownership
As of ___________, 2002, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each of the Funds.

Investment Adviser and Sub-Advisers
--------------------------------------------------------------------------------
Quintara Capital Management (the "Adviser"), a California corporation, serves as the investment adviser to the Funds. The Adviser is registered as an investment adviser with the SEC and is located at 157 Hagar Avenue, Piedmont California, 94611. The Board of the Trustees of the Trust, on behalf of the Funds, approved an investment advisory agreement (the "Agreement") with the Adviser for an initial two-year period. After the first two years, this Agreement may continue on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Funds. In either event, it must also be approved by a majority of the Independent Trustees of Trust who are not parties to the Agreement at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees.

With respect to each of the Funds, the Adviser oversees the investment advisory services provided to the Funds. Pursuant to separate sub-advisory agreements with the Adviser and the Trust, and under the supervision of the Adviser and the Board of Trustees, a number of sub-advisers are responsible for the day-to-day investment management of all or a portion of the assets of the Funds (a "Sub-Portfolio"). Subject to Board review, the Adviser monitors and evaluates sub-adviser performance and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions, and has ultimate responsibility for the investment performance of the Funds. The Trust has applied for an exemptive order (the "Order") from the SEC that would permit the Adviser, subject to the approval of the Board of Trustees, but without shareholder approval, to employ new sub-advisers for new or existing Funds, change the terms of particular agreements with sub-advisers or continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders would be notified of any sub-adviser changes. There are no assurances, however, that the Order requested by the Trust will be granted by the SEC. In addition to the services provided by the Adviser pursuant to the Agreement, the Adviser may, from time to time, provide the Funds with office space for managing their affairs, with the services of required personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Funds for any costs incurred.

In its review of the Investment Advisory Agreement on January 11, 2002, the Board of Trustees was provided materials relating to, and considered and evaluated, the following: (i) the terms and conditions of the agreement, including the nature, extent and quality of the services to be provided to each Fund by the Adviser and the structure and rates of the investment advisory fees to be charged for those services; (ii) a comparison of each Fund's fees and expenses in relation to various industry averages; (iii) the continuation of each Fund's expense cap agreements; and (iv) the trustees' legal duties in considering the continuation and approval of the agreement. On the basis of its review and the foregoing information, the Board of Trustees found that the terms of the Investment Advisory Agreement were fair and reasonable and in the best interest of each Fund's shareholders.

Adviser's Management Fees
In exchange for its services, the Adviser is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.50% of the average daily net assets of each Fund ("Base Advisory Fee"). This Base Advisory Fee is increased or decreased monthly (the "Monthly Advisory Performance Adjustment") depending on the investment performance of the Small Cap Growth
Fund and the Small Cap Value Fund (including dividends and distributions) relative to the investment performance of the Russell 2000 Growth(R) Index and the Russell 2000 Value(R) Index (including dividends and any cash distributions paid by companies of which it is comprised), respectively (each, an "Index").

For each Fund, the Monthly Advisory Performance Adjustment depends on the percentage amount by which a Fund's performance exceeds or trails that of the Index ("Fund Performance Differential"). For the purpose of calculating the Fund Performance Differential, both the Fund's performance and the performance of the Index are measured over the immediately preceding 36 calendar months or the life of a Fund, whichever is shorter (the "Measurement Period"). In no event will the annual total fee paid to the Advisor be higher than 0.60% of the average daily net assets of a Fund or lower than 0.40% of the average daily net assets of a Fund. The Monthly Advisory Performance Adjustment for each Fund is based on the following schedule:

---------------------------------------------- ------------------ -----------------
                                                Monthly Advisory
                                                  Performance
Fund Performance Differential vs. Index*           Adjustment     Total Annual Fee
---------------------------------------------- ------------------ -----------------
1.0% or greater during the Measurement Period           0.10%         0.60%

Greater than -1.0% but less than 1.0% during            0.00%         0.50%
the Measurement Period

-1.0% or greater during the Measurement Period         -0.10%         0.40%
---------------------------------------------- ------------------ -----------------


*    Performance figures are annualized for the Fund and the Index.

Without regard to the annual management fee earned, the Adviser has voluntarily agreed that in the event that a Fund's operating expenses (including the advisory and sub-advisory fees but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 2.25% of a Fund's average daily net assets on an annual basis, the Adviser will reduce the amount of the management fee and/or assume expenses of the applicable Fund in the amount of such excess. No sales charges or commissions are payable in connection with the sale of the Funds' shares.

Sub-Advisers' Management Fees
Each sub-advisory agreement sets forth the following fee arrangement as an "interim compensation structure" with the intention of seeking approval through the Order from the SEC for a "new sub-advisory fee structure" that creates an "Incentive Compensation Pool." If the Funds fail to get exemptive relief, then the "interim compensation structure" will remain in permanent effect.

Sub-Advisers' Interim Compensation Structure
For each Fund, sub-advisers are initially allocated assets in equal percentages and thereafter receive daily net flows of new assets in equal amounts. The Funds, however, are not "re-allocated," which means that although daily flows of new assets will be equal, the assets under management by each sub-adviser will likely not be equal. The Adviser continually monitors the sub-advisers for adherence to each Fund's specific investment strategies and investment objectives with respect to the portion of a Fund's assets managed by a sub-adviser (including dividends and distributions). In exchange for their services, the sub-advisers are entitled to receive an annual management fee, calculated daily and payable monthly, equal to 1.075% of the average daily net assets of each Sub-Portfolio ("Base Sub-Advisory Fee").[1] This Base Sub-Advisory Fee is increased or decreased monthly (the "Monthly Sub-Advisory Performance Adjustment") depending on the investment performance of the Funds relative to the investment performance of their respective Indexes.

[FOOTNOTE]
--------------------------------------------------------------------------------
1 The Sub-Advisers' Base Sub-Advisory Fee varies depending on the asset level of the Sub-Portfolio as follows:

     Sub-Portfolio Total Assets           Base Sub-Advisory Fee
      First $30 Million in Assets          107.5 basis points
      Next $120 Million in Assets          92.5 basis points
      Assets above $150 Million            87.5 basis points
--------------------------------------------------------------------------------


For each Fund, the Monthly Sub-Advisory Performance Adjustment depends on the percentage amount by which a Sub-Portfolio's performance exceeds or trails that of the Index (the "Sub-Portfolio Performance Differential"). Similar to the that of the Adviser, for the purpose of calculating the Sub-Portfolio Performance Differential, both the Sub-Portfolio's performance and the performance of the Index are measured over the immediately preceding 36 calendar months or the life of a Fund, whichever is shorter, or the Measurement Period. In no event will the annual total fee paid to the Sub-Adviser be higher than 1.15% of the average daily net assets of a Sub-Portfolio or lower than 1.00% of the average daily net assets of a Sub-Portfolio. The Monthly Sub-Advisory Performance Adjustment for each Sub-Portfolio is based on the following schedule:


-------------------------------------------------- ----------------------- ----------------------
                                                    Monthly Sub-Advisory
Sub-Portfolio Performance Differential vs. Index*  Performance Adjustment    Total Annual Fee
-------------------------------------------------- ----------------------- ----------------------
1.0% or greater during the Measurement Period               0.075%                1.150%
-------------------------------------------------- ----------------------- ----------------------
Greater than -1.0% but less than 1.0% during the            0.000%                1.075%
Measurement Period
-------------------------------------------------- ----------------------- ----------------------
-1.0% or greater during the Measurement Period             -0.075%                1.000%
-------------------------------------------------- ----------------------- ----------------------

*    Performance figures are annualized for the Fund and the Index.

Sub-Advisers' Proposed Incentive Compensation Pool
(to be implemented after receipt of Exemptive Order)
As noted above, the Adviser and the Trust intend to seek approval through an Order for a new sub-advisory fee structure that creates an "Incentive Compensation Pool" or "Pool." If the Trust and the Adviser receive the Order, the sub-advisory fee structure will change as described below. The Advisory fee structure will remain unchanged.

Under the proposed Incentive Compensation Pool, in exchange for their services, each sub-adviser will be entitled to receive an annual management fee, calculated daily and payable monthly, equal to 1.15% of the average daily net assets of the applicable Sub-Portfolio ("Sub-Advisory Fee"), subject to adjustment following a Fund's first fiscal year as described below.

On a monthly basis, 0.15% out of the 1.15% fee payable to each sub-adviser is placed into an escrow account (the "Incentive Compensation Pool" or "Pool"). At the end of each Fund's fiscal year, the Incentive Compensation Pool, including any applicable interest, is paid to certain sub-adviser(s) at certain levels depending on their performance, net of fees. At the end of a Fund's fiscal year, if a single Sub-Portfolio exceeds the Index for the Measurement Period, the applicable sub-adviser is entitled to 60% of the Pool. If two Sub-Portfolios exceed the Index, the highest performing sub-adviser receives 60% of the Pool, and the other receives 30%. If the performance of three or more Sub-Portfolios exceed the Index, the Pool is allocated among sub-advisers as follows:


------------------------------------------------------------------ ---------------------
Sub-Advisers                                                        Percent of Incentive
                                                                     Compensation Pool
------------------------------------------------------------------ ---------------------
Sub-Adviser to the Sub-Portfolio that outperforms the Index by the           60.0%
highest percentage
------------------------------------------------------------------
Sub-Adviser to the Sub-Portfolio that outperforms the Index by the           30.0%
second highest percentage
Sub-Adviser to the Sub-Portfolio that outperforms the Index by the           10.0%
third highest percentage
Sub-Adviser to the Sub-Portfolio that outperforms the Index by the           0.00%
fourth highest percentage
Sub-Adviser to the Sub-Portfolio that outperforms the Index by the           0.00%
fifth highest percentage
------------------------------------------------------------------ ---------------------

If any portion of the Pool is not paid, such monies are retained in the escrow account and used to offset contributions to the Pool in the following year. For example, if 90% of the Pool is paid to sub-advisers in Year 1, 10% of the Pool (as a dollar amount) will remain in the account and be available for Year 2. Under these circumstances, instead of a 1.15% Sub-Advisory Fee payable to sub-advisers in Year 2, each sub-adviser will be paid 1.00% of the applicable Sub-Portfolio's average daily net assets plus an amount to be contributed to the Pool equal to 0.15% minus the proportionate dollar amount carried over from Year
1. 10% of Year 1's Pool (as a dollar amount) will be available for combination with the reduced contribution to the Pool in Year 2. Therefore, in any given fiscal year, no more than 0.15% of a Fund's average daily net assets will available for the Pool.

The Agreement and certain of the sub-advisory agreements provide that the Adviser or any sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of the Agreement and each sub-advisory agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Board, and (ii) by the vote of a majority of the Independent Trustees who are not parties to such Agreement or sub-advisory agreement, cast in person at a meeting called for the purpose of voting on such approval. The Agreement or a sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the Adviser (or sub-adviser) or by the Adviser (or sub-adviser) on 90 days written notice to the Trust.

The Sub-Advisers
The Adviser and the Trust, on behalf of each of the Funds, have entered into a sub-advisory agreement with each sub-adviser. Each sub-adviser is solely responsible for making the investment decisions for its portion of the Fund's assets ("Sub-Portfolio"). The Adviser oversees the sub-advisers for compliance with each of the Fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style. The Board of Trustees supervises the Adviser and the sub-advisers, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser. The sub-advisers manage portions of the each Fund as indicated below.

In its review of the sub-advisory agreements on January 11, 2002, the Board of Trustees was provided materials relating to, and considered and evaluated, the following: (i) the terms and conditions of the agreement, including the nature, extent and quality of the services to be provided to each Fund by each sub-adviser and the structure and rates of the investment advisory fees to be charged for those services; (ii) a comparison of each Fund's fees and expenses in relation to various industry averages; (iii) the continuation of each Fund's expense cap agreements; and (iv) the trustees' legal duties in considering the continuation and approval of the agreement. On the basis of its review and the foregoing information, the Board of Trustees found that the terms of each of the sub-advisory agreements were fair and reasonable and in the best interest of each Fund's shareholders.

Quintara Small Cap Growth Fund
The following sub-advisers individually manage their own Sub-Portfolios of the Small Cap Growth Fund using teams of portfolio managers:

o BAMCO Inc. (Baron), 767 Fifth Avenue; 49th Floor; New York, New York 10153, a _________ corporation, has been an investment adviser since ____. As of December 31, 2001, Baron has $_____ of assets under management.

o Bjurman & Associates, 10100 Santa Monica Blvd.; Suite 1200; Los Angeles, California 90067, a ________ corporation, has been an investment adviser since _______. As of December 31, 2001, Bjurman has $ __ of assets under management.

o Neuberger Berman, 605 Third Avenue; New York, New York 10158, a New York corporation, is a wholly owned subsidiary of Neuberger Berman, Inc. NBMI and its affiliate, Neuberger Berman LLC together manage $52.1 billion in total assets (as of September 30, 2001) and continue an asset management history that began in 1939.

o Wasatch Advisors Inc., 150 Social Hall Avenue, Salt Lake City, Utah 84111, a _______ corporation, has been an investment adviser since _____. As of December 31, 2001, Wasatch has $__ of assets under management.

Quintara Small Cap Value Fund
The following sub-advisers individually manage their own Sub-Portfolio of the Small Cap Value Fund using teams of portfolio managers:

o Ironwood Capital Management LLC (ICM/Isabelle), 21 Custom House Street, Suite 240, Boston, Massachusetts 02110, a _______ limited liability company, has been an investment adviser since _______. As of December 31, 2001, Ironwood has $__ of assets under management.

o Harris Associates LP (Oakmark), Two North LaSalle Street, Suite 500, Chicago, Illinois 60602-3790, a _______ limited partnership, has been an investment adviser since _______. As of December 31, 2001, Harris has $__ of assets under management.

o EQSF Advisers Inc. (Third Avenue), 767 Third Avenue, 5th Floor, New York, New York 10017-2023, a ______ corporation, has been an investment adviser since _____. As of December 31, 2001, EQSF has $__ of assets under management.

o Wasatch Advisors Inc., 150 Social Hall Avenue, Salt Lake City, Utah 84111, a _______ corporation, has been an investment adviser since _____. As of December 31, 2001, Wasatch has $__ of assets under management.

Distribution of Fund Shares
--------------------------------------------------------------------------------

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53211, is the principal underwriter (the "Distributor") and the general distributor of the shares of the Funds pursuant to a Distribution Agreement, as amended from time to time, among the Distributor, the Trust and the Adviser dated as of __________, 2002 (the "Distribution Agreement"). The Distribution Agreement was approved by the Board of Trustees, on ____________, 2002 in the manner required by the 1940 Act. See "Management of the Fund." The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds' shares. Shares of each Fund are offered on a continuous basis.

Distribution Plan
As noted in the Prospectus, each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the "Plan"). The Plan was first approved by the Board of Trustees and ratified by a vote of the majority of outstanding shares on __________, 2002. Under the Plan, each Fund may pay up to an annual rate of 0.25% of the average daily net assets of shares to the Distributor or other qualified recipient under the Plan.

The Plan is a "reimbursement" plan that provides each Fund the ability to use Fund assets to pay the Distributor and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals) to finance any activity that is principally intended to result in the sale of a Fund's shares subject to the Plan up to 0.25% of average daily net assets. A "reimbursement plan" means that the Distributor and other qualified recipients incur distribution-related expenses for the Funds and then submit receipts to the Fund to be reimbursed for those costs.

Activities covered by the Plan includes:

o    the advertising and marketing of shares of the Funds;
o preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
o    implementing and operating the Plan.

The Plan must be renewed annually by the Board of Trustees, including a majority of the independent Trustees who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the independent Trustees select and nominate other independent Trustees.

The Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of a Fund's outstanding shares. All material amendments to the Plan or any related agreements must be approved by a vote of the independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment. Furthermore, the Distributor is required to report in writing to the Board of Trustees and the Board shall review, at least quarterly, on the amounts and purpose of any payment made under the Plans. The Distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Trustees to make an informed determination of whether the Plan should be continued. With the exception of the investment adviser and the Distributor, no "interested person" of the Funds, as defined in the 1940 Act, including no Trustee of the Funds who is not an "interested person," has or had a direct or indirect financial interest in the Plan or any related agreement.

The Board of Trustees considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits;
(d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Funds; and (f) the possible benefits of the Plan to any person relative to those of the Funds.

Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board of Trustees determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit shareholders in at least one or several potential ways. Specifically, the Board concluded that the Distributor and any recipients would have little or no incentive to incur promotional expenses on behalf of the Funds if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the viability of the Funds. In addition, the adoption of the Plan would help to increase assets under management in a short amount of time, given the marketing efforts on the part of the Distributor and recipients of payments under the Plan to sell Fund shares which should result in certain economies of scale.

While there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results, the Board of Trustees believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board of Trustees will be in a position to monitor the distribution expenses of each of the Funds, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.

Service Providers
--------------------------------------------------------------------------------

The Trust entered into a series of agreements whereby certain parties will provide various services to the Fund.

U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") will provide accounting and administrative services and shareholder servicing to the Funds as transfer agent and dividend disbursing agent. U.S. Bancorp's address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for "Blue Sky" purposes and assistance in the preparation of the Fund's registration statement under federal and state securities laws.

Pursuant to the Prospect Servicing Agreement between U.S. Bancorp and the Trust on behalf of the Funds, U.S. Bancorp will also provide fulfillment services to the Funds, including shareholder and prospective shareholder customer service.

U.S. Bank, N.A., an affiliate of U.S. Bancorp, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of __________, 2002 ("Custody Agreement"), whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between U.S. Bancorp and the Trust, U.S. Bancorp also performs certain administrative, accounting and tax reporting functions for the Funds, including preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Fund's expense accruals and performing securities valuations and, from time to time, monitoring the Fund's compliance with the Fund's investment objective and restrictions. Pursuant to the Fund Administration Servicing Agreement, U.S. Bancorp is entitled to receive from each Fund a fee, computed daily and payable monthly, based on each Fund's average net assets at a minimum annual rate of $70,000 for the Funds.

Godfrey & Kahn, S.C. acts as legal counsel to the Trust. Arthur Andersen LLP, serves as the independent public accountants of the Trust.

Codes of Ethics
--------------------------------------------------------------------------------

The Trust, the Adviser and the sub-advisers have adopted Codes of Ethics (the "Codes") that govern the conduct of employees of the Trust, Adviser and the sub-advisers who may have access to information about the Funds' securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes permit personnel subject to the Codes to invest in securities purchased or held by a Fund, subject to certain conditions; requires certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Adviser or a sub-adviser for a Fund or other clients of the Adviser or sub-adviser; requires annual and quarterly reporting of personal securities holdings; and that contain other limitations and/or pre-clearance requirements on personal trading of initial public offerings.

Valuation of Shares
--------------------------------------------------------------------------------
Shares of each Fund are sold on a continuous basis at the net asset value ("NAV") per share next computed following receipt of an order by the Fund. Each Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Portfolio securities listed on a national or foreign securities exchange or Nasdaq for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the NYSE is open for business ("Business Day") or, if there is no such reported sale, at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked price.

Information about the market value of each portfolio security may be obtained by the Adviser from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees.

Purchase and Redemption of Shares
--------------------------------------------------------------------------------
The purchase and redemption price of shares is the NAV next calculated after receipt of an order in proper form. As described in the Funds' prospectus, investors may purchase or redeem Fund shares on any day that the NYSE is open for business by placing orders with the Funds' Transfer Agent (or their authorized agent). Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

It is currently the Trust's policy to pay all redemptions in cash. The Funds, however, have filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Funds have the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of a Fund's net asset value in securities instead of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

Purchases and redemptions of Fund shares may be made on any day the NYSE is open for business. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Distributor, and/or the Custodian are not open for business.

Portfolio Transactions
--------------------------------------------------------------------------------

Assets of a Fund are invested by the sub-advisers in a manner consistent with a Fund's investment objectives, strategies, policies and restrictions, as well as with any instructions the Board may issue from time to time. Within this framework, the Adviser and sub-advisers are responsible for making all determinations as to the purchase and sale of portfolio securities for a Fund, and for taking all steps necessary to implement securities transactions on behalf of a Fund. When placing orders, the sub-advisers will seek to obtain the best net results taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved.

Consistent with their duty to obtain best execution, the Funds' sub-advisers may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of shares of a Fund. The Funds have no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities, nor will the Funds purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

For securities traded in the over-the-counter markets, the sub-advisers deal directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The sub-advisers negotiate commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the sub-advisers generally seeks reasonably competitive commission rates, a Fund does not necessarily pay the lowest commissions available. The Board periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser or sub-advisers. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. In addition, for the Adviser, such research or services may include advice concerning the allocation of assets among sub-advisers and the suitability of sub-advisers. To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Adviser or sub-adviser, the Adviser or sub-adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. Such research or services provided by a broker-dealer through whom the Adviser or a sub-adviser effects securities transactions for a Fund may be used by the Adviser or sub-adviser in servicing all of its accounts. In addition, the Adviser or sub-adviser may not use all of the research and services provided by such broker-dealer in connection with the Fund.

The Trust may also enter into arrangements, commonly referred to as "brokerage/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion a Fund's custodian, administrative or transfer agency fees, etc., and, in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker. The sub-adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Adviser or sub-adviser. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

Tax Considerations
--------------------------------------------------------------------------------

The information discussed in this section applies generally to each of the Funds.

Distributions of net investment income
Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of capital gain
A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Information on the amount and tax character of distributions
Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

Election to be taxed as a regulated investment company
Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trustees reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements
To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares
Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Quintara Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of a Fund's shares held for more than five years may be subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket). If you are in the 28% or higher tax bracket, you may elect to mark your Fund shares to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date will be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your shares as of January 2, 2001 and to restart your holding period in the shares on this date.

U.S. government securities
The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, or commercial paper generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations
If you are a corporate shareholder, a percentage of the dividends to be paid by certain Funds for the most recent fiscal year may qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Investment in complex securities
A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Fund.

Calculation of Performance Data
--------------------------------------------------------------------------------

The Funds may publish certain performance figures in advertisements from time to time. These performance figures may include average annual total return figures.

Average Annual Total Return
Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period, and is computed according to the following formula:

                                  P(1+T)n = ERV

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

All performance figures are based on historical results and are not intended to indicate future performance.

Financial Statements
--------------------------------------------------------------------------------

Audited financial statements will be filed by a pre-effective amendment.

--------------------------------------------------------------------------------

Appendix

Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


                                 QUINTARA FUNDS
                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits.

(a)  Declaration of Trust

     (i)  Certificate of Trust(1)
     (ii) Declaration of Trust-- Filed herewith.

(b)  Bylaws--Filed herewith.

(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Declaration of Trust.

(d)  Investment Advisory Agreements

     (i)  Form of Investment Advisory Agreement-- Filed herewith.
     (ii) Form of  Sub-Advisory   Agreement  (Small  Cap  Growth  Fund)--  Filed
          herewith.
     (iii)Form  of  Sub-Advisory   Agreement  (Small  Cap  Value  Fund)--  Filed
          herewith.

(e)  Underwriting Agreement-- To be filed by amendment.

(f)  Bonus or Profit Sharing Contracts-- Not applicable.

(g)  Custody Agreement-- To be filed by amendment.

(h)  Other Material Contracts

     (i)  Fund Administration Servicing Agreement-- To be filed by amendment.

     (ii) Transfer Agent Servicing Agreement-- To be filed by amendment.

     (iii) Fund Accounting Servicing Agreement-- To be filed by amendment.

     (iv) Prospect Servicing Agreement-- To be filed by amendment.

     (v)  Power of Attorney-- To be filed by amendment.

(i)  Opinion and Consent of Counsel-- To be filed by amendment.

(j)  Consent of Independent Public Accountants-- To be filed by amendment.

(k)  Omitted Financial Statements-- Not applicable.

(l)  Agreement Relating to Initial Capital-- To be filed by amendment.

(m)  Rule 12b-1 Plan-- Filed herewith.

(n)  Rule 18f-3 Plan-- Not applicable.

(o)  Reserved.

(p)  Code of Ethics--For Adviser and Registrant-- Filed herewith.

(1) Filed October 24, 2001 with the Registrant's Initial Registration Statement filed on Form N-1A.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.


Item 25. Indemnification.

     Reference is made to Article X of the Registrant's Declaration of Trust which states in general that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard, the trustees and officers of the trust shall not be personally liable to anyone other than the Trust or its shareholders of any act, omission or obligation.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser.

     Quintara Capital Management serves as the investment advisor for the Registrant. The business and other connections of Quintara Capital Management will be set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Quintara Capital Management to be filed with the SEC.

Item 27. Principal Underwriter.

          (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:

---------------------------------------------- -------------------------------------------
            Advisors Series Trust                         Hennessy Funds, Inc.
---------------------------------------------- -------------------------------------------
             AHA Investment Funds                    The Hennessy Mutual Funds, Inc.
---------------------------------------------- -------------------------------------------
             The Arbitrage Funds                             Investec Funds
---------------------------------------------- -------------------------------------------
           Brandes Investment Trust                   Investors Research Fund, Inc.
---------------------------------------------- -------------------------------------------
          Brandywine Blue Fund, Inc.                            IPS Funds
---------------------------------------------- -------------------------------------------
       Builders Fixed Income Fund, Inc.                   Jefferson Group Trust
---------------------------------------------- -------------------------------------------
     Country Asset Allocation Fund, Inc.               The Jensen Portfolio, Inc.
---------------------------------------------- -------------------------------------------
         Country Long-Term Bond Fund                   Kayne Anderson Mutual Funds
---------------------------------------------- -------------------------------------------
          Country Money Marker Fund                     Kit Cole Investment Trust
---------------------------------------------- -------------------------------------------
   Country Short-Term Government Bond Fund             Light Revolution Fund, Inc.
---------------------------------------------- -------------------------------------------
Country Taxable Fixed Income Series Fund, Inc.              The Lindner Funds
---------------------------------------------- -------------------------------------------
      Country Tax Exempt Bond Fund, Inc.               Master's Select Funds Trust
---------------------------------------------- -------------------------------------------
              Cullen Funds Trust                      1-800-MUTUALS Advisor Series
---------------------------------------------- -------------------------------------------
       The Dessauer Global Equity Fund                    PIC Investment Trust
---------------------------------------------- -------------------------------------------
                Everest Funds                       Professionally Managed Portfolios
---------------------------------------------- -------------------------------------------
          First American Funds, Inc.                      Purisima Funds Trust
---------------------------------------------- -------------------------------------------
  First American Insurance Portfolios, Inc.    Rainier Investment Management Mutual Funds
---------------------------------------------- -------------------------------------------
    First American Investment Funds, Inc.              RNC Mutual Fund Group, Inc.
---------------------------------------------- -------------------------------------------
     First American Strategy Funds, Inc.                    SAMCO Funds, Inc.
---------------------------------------------- -------------------------------------------
               FFTW Funds, Inc.                       TIFF Investment Program, Inc.
---------------------------------------------- -------------------------------------------
       Fleming Mutual Fund Group, Inc.                Trust for Investment Managers
---------------------------------------------- -------------------------------------------
               Glen Rauch Funds                   TT International U.S.A. Master Trust
---------------------------------------------- -------------------------------------------
             Glenmede Fund Group                              Wexford Trust
---------------------------------------------- -------------------------------------------
         Harding, Loevner Funds, Inc.                         Zodiac Trust
---------------------------------------------- -------------------------------------------


          (b)  To  the  best  of  Registrant's  knowledge,   the  directors  and
               executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar Positions and Offices with
Business Address    Distributors, LLC                Registrant
------------------- -------------------------------- ---------------------------
James R. Schoenike  President, Board Member          None
------------------- -------------------------------- ---------------------------
Donna J. Berth      Treasurer                        None
------------------- -------------------------------- ---------------------------
Suzanne E. Riley    Secretary                        None
------------------- -------------------------------- ---------------------------
Joe Redwine         Board Member                     None
------------------- -------------------------------- ---------------------------
Bob Kern            Board Member                     None
------------------- -------------------------------- ---------------------------
Paul Rock           Board Member                     None
------------------- -------------------------------- ---------------------------
Jennie Carlson      Board Member                     None
------------------- -------------------------------- ---------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

          (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.


                                      (2)             (3)
                               Net Underwriting Compensation on        (4)            (5)
             (1)                 Discounts and   Redemption and     Brokerage        Other
Name of Principal Underwriter     Commission      Repurchases      Commissions   Compensation
------------------------------ ---------------- ---------------- ------------- ------------------
Quasar Distributors, LLC       None              None               None          None



Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                         Are located at:
-------------------                          ---------------

Registrant's Fund Administrator,             U.S. Bancorp Fund Services, LLC
Fund Accountant, and Transfer Agent          615 East Michigan Street
                                             Milwaukee, WI  53202

Registrant's Investment Adviser              Quintara Capital Management
                                             157 Hagar Avenue,
                                             Piedmont, CA 94611

Registrant's Custodian                       U.S. Bank, N.A.
                                             425 Walnut Street
                                             Cincinnati, OH  54202

Item 29. Management Services Not Discussed in Parts A and B.

         Not applicable.

Item 30. Undertakings.

         Not applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Piedmont and the State of California on the 10th day of January, 2002.

                                                       QUINTARA FUNDS


                                        By:/s/ Matthew L. Sadler
                                        -------------------------------
                                            Matthew L. Sadler
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 10th, 2002 by the following persons in the capacities indicated.


Signature                           Title


/s/ Matthew L. Sadler               President, Trustee and Chairperson
----------------------
Matthew L. Sadler



EXHIBIT INDEX

      Exhibit                                                    Exhibit No.
      -------                                                    -----------
      Declaration of Trust                                       EX-99.a.2.
      Bylaws                                                     EX-99.b
      Investment Advisory Agreement                              EX-99.d.1.
      Sub-Advisory Agreement (Small Cap Growth Fund)             EX-99.d.2.
      Sub-Advisory Agreement (Small Cap Value Fund)              EX-99.d.3.
      Rule 12b-1 Plan                                            EX-99.m
      Code of Ethics for Adviser and Registrant                  EX-99.p